U.S. SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C.
20549
									FORM 24F-2
Annual Notice of
Securities Sold
Pursuant to Rule
24f-2


Read instructions at end of Form before
preparing Form. Please print
or type.
1				Name and address of issuer: Prudential World
Fund, Inc.,
100 Mulberry Street, Gateway Center Three,
Newark, New Jersey 07102-4077.
2				Name of each series or class of securities
for which this
Form is filed (if the Form is being filed for
all series and classes of securities of the
issuer, check the box but do not list series
or classes): [X]
3				Investment Company Act File Number:  811-3981
				Securities Act File Number:   2-89725
4	(a)		Last day of fiscal year for which this Form
is filed:
				October 31, 2002
4	(b)		[  ]  Check box if this Form is being filed
late (i.e. more than 90 calendar days
after the end of the issuer's fiscal year) (See
				Instruction A.2).
Note: If the Form is being filed late, interest must
be paid on the registration fee due.
4	(c)		[  ] Check box if this is the last time the
issuer will be filing this Form.

5				Calculation of registration fee:
			Aggregate sale price of securities $968,269,469
(i)		sold during the fiscal year pursuant
				to section 24(f):
				Aggregate price of securities       $1,070,833,646
 (ii)		redeemed or repurchased during the
				fiscal year:
				Aggregate price of securities      $20,505,456
(iii)		redeemed or repurchased during any
				prior fiscal year ending no earlier


than October 11, 1995 that were not previously used
to reduce registration fees payable to the
Commission:
			Total available redemption credits   -  $1,091,339,102
 (iv) [add Items 5(ii) and 5(iii)]:
		Net sales - If Item 5(i) is greater           $0 (v)
than Item 5(iv) [subtract Item
			5(iv) from Item 5(i)]:
(vi) Redemption credits available for 	     $(123,069,633)
		use in future years - if Item 5(i)
		is less than Item 5(iv)[subtract
		Item 5(iv) from Item (5(i)]:
(vii) Multiplier for determining                 x  .000092
registration fee (See instruction
		C.9):
(viii Registration fee due [multiply Item           =  $0
5(v) by Item 5(vii)] enter  " 0 "
		if no fee is due.
6		Prepaid Shares
If the response to Item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933 pursuant
to rule 24e-2 as in
effect before October 11, 1997, then report the
amount of securities (number of shares or other
units) deducted here: 0 .  If there is a number of
shares or other units that were registered pursuant
to rule 24e-2 remaining unsold at the end of the
fiscal year for which this form is filed that are
available for use by the issuer in future fiscal
years, then state that number here: 0 .
7		Interest due - if this Form is                  +  $0
		being filed more than 90 days after
		the end of the of the issuer's
		fiscal year (See Instruction D):
8		Total amount of the registration                =  $0
		fee due plus any interest due [line
		5(viii) plus line 7]:
9		Date the registration fee and any


interest payment was sent to the Commission's lockbox
depository: N/A
		Method of Delivery:     N/A
				[  ] Wire Transfer
				[  ] Mail or other means
			SIGNATURES
			This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
			By (Signature and Title)        /s/ Jonathan D. Shain
			Jonathan D. Shain


			Secretary
			Date:
January 17, 2003